Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001559109
Virtus LifeSci Biotech Products ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	VIRTUS LIFESCI BIOTECH PRODUCTS ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Virtus LifeSci Biotech Products ETF (the “Products Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index (the “Products Index”).

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Products Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Products Fund, which are not reflected in the table or example set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Products Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Products Fund Shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Products Fund’s performance. During the most recent fiscal year ended October 31, 2017, the Products Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Products Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Products Fund.

The example assumes that you invest $10,000 in the Products Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Products Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Products Fund will invest not less than 80% of its assets in component securities of the Products Index. The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with at least one drug therapy approved by the U.S. Food and Drug Administration (“FDA”) for marketing. The Products Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”). The Index Provider utilizes a selection committee comprised of its employees (the “Index Committee”) that is responsible, pursuant to the rules included in the methodology for the Products Index, for making certain determinations for the Products Index, as more fully described below. The Index Committee utilizes various public data sources to make determinations, including, but not limited to, Securities and Exchange Commission (“SEC”) filings, public documents from the U.S. Food and Drug Administration (“FDA”), company press releases and official corporate websites.

What is a Biotechnology Company? The Index Provider defines a biotechnology company as one whose primary business (i.e., the source of all or a majority of the company’s revenue) is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. Pursuant to the methodology for the Products Index, the Index Committee must exclude from the Products Index companies that are not pure biotechnology companies because they are classified, based on publicly available information, within one of the following nine distinct sub-industries of the Biotechnology subsector: Animal Health, Conglomerate, Diversified Healthcare, Healthcare Services, Large Pharmaceuticals, Specialty Pharmaceuticals, Medical Devices, Nutraceuticals, or Tools (“Excluded Companies”). Companies with a primary product offering or product candidate (“lead drug”) still in preclinical testing or research stage, prior to entering into human clinical trials, are also excluded from the Products Index. The methodology for the Products Index requires the Index Committee to determine a company’s lead drug based on publicly available information. While other existing biotechnology index products may include many of the Excluded Companies, the Index Provider believes that by excluding them, the Products Index will more accurately capture the performance of traditional biotechnology companies.

The Products Index. To initially be considered for the Products Index, a security must have the following characteristics (“Initial Index Criteria”):

●	Security: Common Stock

●	Primary Exchange: United States

●	Sector: Classified according to the Industry Classification Benchmark (ICB) as Pharmaceuticals and Biotechnology

●	Market Capitalization: $250 million or more

●	6-Month Average Daily Trading Volume: $2 million or more

●	1-Month Average Daily Trading Volume: $1 million or more

●	Seasoning Period of IPOs and New Issues: 3 months

●	Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Products Index then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The methodology for the Products Index then requires the Index Provider to determine, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer’s lead drug:

●	Product Stage: The lead drug of these companies has received FDA approval.

●	Clinical Trial Stage: The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.

●	Pre-Clinical Trial Stage: The lead drug of these companies is in its pre-clinical trial stage of development.

The methodology for the Products Index then requires the Index Provider to select for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined to be in the Product Stage.

As of December 31, 2017, the Products Index contained the common stock of 39 issuers. The Index Provider reconstitutes the Products Index semi-annually, upon the open of the first trading days after June 15 and December 15 of each year, with equal weightings among all constituent securities. A security may be removed from the Products Index prior to a scheduled reconstitution if, for any consecutive 60-day period, the security’s market capitalization falls below $50 million and the security’s minimum 6-month average daily trading volume falls below $500,000, or if the security’s issuer has entered into a definitive merger or acquisition agreement or has filed for bankruptcy. The Products Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Products Fund, the Index Provider or Virtus ETF Advisers LLC, the Products Fund’s investment adviser (the “Adviser”).

The Products Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Products Index by investing in a portfolio of securities that generally replicates the Products Index; however, there may be times when the Products Fund does not hold every security in the Products Index. The Adviser expects that, over time, the correlation between the Products Fund’s performance, before fees and expenses, and that of the Products Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Unlike many investment companies, the Products Fund will not seek to “beat” the performance of the Products Index and will not seek temporary defensive measures when markets decline or appear overvalued.

Under normal market conditions, the Products Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of biotechnology companies. The Products Fund concentrates its investments (i.e., holds 25% or more of its total assets) in the securities of issuers engaged primarily in the biotechnology industry. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, the Products Fund will invest not less than 80% of its assets in component securities of the Products Index. The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with at least one drug therapy approved by the U.S. Food and Drug Administration (“FDA”) for marketing. The Products Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”). The Index Provider utilizes a selection committee comprised of its employees (the “Index Committee“) that is responsible, pursuant to the rules included in the methodology for the Products Index, for making certain determinations for the Products Index, as more fully described below. The Index Committee utilizes various public data sources to make determinations, including, but not limited to, Securities and Exchange Commission (“SEC”) filings, public documents from the U.S. Food and Drug Administration (“FDA”), company press releases and official corporate websites.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Products Fund is subject to investment risks; therefore you may lose money by investing in the Products Fund. There can be no assurance that the Products Fund will be successful in meeting its investment objective. Generally, the Products Fund will be subject to the following principal risks:

Authorized Participant Risk. The Products Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Products Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Biotechnology Industry Risk. A fund concentrated in a single industry or sector, such as the biotechnology industry, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Companies within the biotechnology industry spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology industry is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, FDA approval. The granting of FDA approval may lead to dramatic changes in a biotechnology company’s stock price; however, because the Products Index only adds securities with a lead drug that has already obtained FDA approval, the Products Fund will likely not receive the benefit from any initial increase in the value of the issuer’s securities that results upon the granting of such approval. Biotechnology companies typically rely heavily on their ability to obtain and enforce intellectual property rights and patents. Any impairment of such rights may have significant adverse effects on a biotechnology company. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally. Biotechnology companies can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs. Biotechnology companies may have persistent losses during a new product’s transition from development to production, and their revenue patterns may be erratic. Biotechnology companies also face reimbursement risks from government and private payors and public concerns over high prices for biotechnology drugs.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Products Fund’s Shares have more trading volume and market liquidity and higher if the Products Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equal Weighting. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the index. Because the Products Index uses equal weighting, the Products Fund will likely have greater exposure to small- and mid-capitalization companies in its portfolio than it would if it used a market capitalization weighting.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Products Fund’s Shares will generally fluctuate with changes in the market value of the Products Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Products Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Products Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Products Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Products Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Index Tracking Risk. While the Adviser seeks to track the performance of the Products Index closely (i.e., to achieve a high degree of correlation with the Products Index), it will not seek to beat the performance of the Products Index. Further, the Products Fund’s return may not match or achieve a high degree of correlation with the returns of the Products Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Products Fund depends on the performance of the issuers of the individual securities in which the Products Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Products Fund’s Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Products Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Products Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, prices for all securities (including those in the Products Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. During a “flash crash,” the market prices of the Products Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Products Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Products Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

Non-Diversified Fund Risk. The Products Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Passive Strategy/Index Risk. The Products Fund is managed with a passive investment strategy that seeks to track the performance of the Products Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Products Fund may hold constituent securities of the Products Index regardless of the current or projected performance of a specific security or the biotechnology industry as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Products Fund’s returns to be lower than if the Products Fund employed an active strategy.

Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Products Fund is subject to investment risks; therefore you may lose money by investing in the Products Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. The Products Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Products Fund by showing changes in the performance of the Products Fund from year to year and by showing how the Products Fund’s average annual returns for one year and since inception compare with a broad measure of market performance and the index the Products Fund seeks to track. The Products Fund’s past performance (before and after taxes) is not necessarily an indication of how the Products Fund will perform in the future. Updated performance information for the Products Fund may be obtained by calling the Products Fund at (888) 383-0553.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table shown below provide some indication of the risks of investing in the Products Fund by showing changes in the performance of the Products Fund from year to year and by showing how the Products Fund’s average annual returns for one year and since inception compare with a broad measure of market performance and the index the Products Fund seeks to track.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Products Fund’s past performance (before and after taxes) is not necessarily an indication of how the Products Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
●	During the periods shown in the bar chart, the highest return for a calendar quarter was 23.07% (quarter ended 9/30/2016).

●	During the periods shown in the bar chart, the lowest return for a calendar quarter was (21.15)% (quarter ended 9/30/2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Period Ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as an individual retirement account (IRA) or 401(k) plan.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as an individual retirement account (IRA) or 401(k) plan.

Virtus LifeSci Biotech Products ETF | LifeSci Biotechnology Products Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	LifeSci Biotechnology Products Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.36%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Virtus LifeSci Biotech Products ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	18.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.79%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2015	rr_AnnualReturn2015	19.17%
Annual Return 2016	rr_AnnualReturn2016	6.49%
Annual Return 2017	rr_AnnualReturn2017	23.79%
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	23.79%
Since Inception	rr_AverageAnnualReturnSinceInception	17.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	23.73%
Since Inception	rr_AverageAnnualReturnSinceInception	17.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	13.51%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014

[1]	The Products Fund commenced operations on December 16, 2014.
[2]	The management fee is structured as a "unified fee," out of which the Products Fund's adviser pays all of the ordinary operating expenses of the Products Fund, except for the following expenses, each of which is paid by the Products Fund: the Products Fund's management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Products Fund.